E&E ASSETS - Miller Project (Details) - USD ($)				12 Months Ended
	Dec. 18, 2023	Jun. 01, 2023	Apr. 13, 2023	Dec. 31, 2023
E&E ASSETS
Write-off of E & E assets				$ 2,252,786
Kelly Creek
E&E ASSETS
Write-off of E & E assets		$ 353,456		$ 353,456
Lone Mountain
E&E ASSETS
Percentage of net smelter return royalty				3.00%
Reduction in net smelter return royalty upon payment of specified amount				0.50%
Percentage of net smelter return royalty upon payment of specified amount				2.50%
Payment to reduce net smelter return royalty				$ 2,000,000
Write-off of E & E assets				0
Miller
E&E ASSETS
Write-off of E & E assets	$ 1,015,468			$ 1,015,468
Stockade Mountain
E&E ASSETS
Percentage of net smelter return royalty				2.00%
Reduction in net smelter return royalty upon payment of specified amount				50.00%
Percentage of net smelter return royalty upon payment of specified amount				1.00%
Payment to reduce net smelter return royalty				$ 10,000,000
Write-off of E & E assets				0
Fourmile Basin
E&E ASSETS
Write-off of E & E assets			$ 883,862	$ 883,862